Shareholder Fees	Jan. 28, 2026
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, R Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, R Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, R Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%